LEASE - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Operating lease expenses	¥ 193,957	¥ 155,287	¥ 53,165
Leases that have not yet commenced	As of December 31, 2021, the Group did not have additional operating leases that have not yet commenced.
Financing lease	As of December 31, 2020 and 2021, the Group had no long-term leases that were classified as a financing lease.
Gain (loss) on termination of lease	¥ 484
Noncash decrease of operating lease right-of-use assets	¥ 470,358